Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Operating expenses:
Research and development	$ 442	$ 2,088	$ 775	$ 6,979	$ 7,975	$ 25,739
General and administrative	3,396	3,888	6,295	8,687	17,140	14,698
Restructuring	0	0	0	1,626	1,626	468
Loss on extinguishment of debt					1,217
Asset impairment loss						2,073
Total operating expenses	3,838	5,976	7,070	17,292	27,958	42,978
Loss from operations	(3,838)	(5,976)	(7,070)	(17,292)	(27,958)	(42,978)
Other (expense) income:
Interest expense	(23)	(594)	(47)	(1,228)	(2,210)	(3,143)
Interest income and other, net	3	24	13	85	117	406
Total other (expense) income, net	(20)	(570)	(34)	(1,143)	(2,093)	(2,737)
Net loss	(3,858)	(6,546)	(7,104)	(18,435)	(30,051)	(45,715)
Preferred stock dividends	(48)	(48)	(96)	(70)	(166)	(500)
Preferred stock dividends, in-kind	0	0	0	(570)	(570)
Net loss applicable to common shareholders	$ (3,906)	$ (6,594)	$ (7,200)	$ (19,075)	$ (30,787)	$ (46,215)
Net loss per share applicable to common shareholders - basic and diluted	$ (0.07)	$ (0.14)	$ (0.13)	$ (0.42)	$ (0.66)	$ (1.31)
Weighted average common shares outstanding - basic and diluted	59,548	47,525	54,304	45,401	46,860	35,272